December 29, 2004



Securities and Exchange Commission
450 5 Street, N. W.
Washington, DC  20549

RE:  Midland National Life Separate Account C File Number 333-108437


Commissioners:

We are submitting the enclosed prospectus supplement for filing under Rule 497.

If you have any comments or questions about this filing, please contact Fred Bellamy of Sutherland Asbill and Brennan L L P at 202-383-0126.

Sincerely,




Terri Silvius
Compliance Director

                    ADVANTAGE II VARIABLE ANNUITY PROSPECTUS
                   Flexible Premium Deferred Variable Annuity
               issued by: Midland National Life Insurance Company
              through the Midland National Life Separate Account C

                        Supplement dated January 1, 2005
                         to Prospectus Dated May 1, 2004


This supplement alters the prospectus for the Advantage II Variable Annuity in the following manner:

On page 1, add the following new series, funds or trusts:

o       Goldman Sachs Variable Insurance Trust
o       Neuberger Berman AMT Portfolios
o       PIMCO Advisors VIT

On page 2, add the following Separate Account Investment Portfolios:

o       American Century VP Inflation Protection Fund
o       American Century VP Large Company Value Fund
o       American Century VP Mid Cap Value Fund
o       American Century VP Ultra Fund
o       Goldman Sachs VIT CORE Small Cap Fund
o       Goldman Sachs VIT Growth and Income Fund
o       Goldman Sachs VIT MidCap Value Fund
o       Neuberger Berman Fasciano Portfolio
o       Neuberger Berman MidCap Growth Portfolio
o       Neuberger Berman Regency Portfolio
o       PIMCO Advisors VIT OpCap Small Cap Portfolio
o       PIMCO Advisors VIT PEA Renaissance Portfolio
o       Rydex VT US Government Bond Fund

On page 17, add the following new investment companies:

o       Goldman Sachs Variable Insurance Trust,
o       Neuberger Berman AMT Portfolios, and
o       PIMCO Advisors VIT.

Under Separate Account C and The Funds, subsection Investment Policies Of The Funds' Portfolios, which starts on page 18, add the following portfolios and objectives:

Add under American Century Variable Portfolios, Inc.:
---------------------------- --------------------------------------------------------------------------
American Century VP          Seeks a long-term total return using a strategy that seeks to protect
Inflation Protection Fund    against U.S. inflation.
---------------------------- --------------------------------------------------------------------------
American Century VP Large    Seeks long-term capital growth.  Income is a secondary objective.
Company Value Fund
---------------------------- --------------------------------------------------------------------------
American Century VP Mid      Seeks long-term capital growth.  Income is a secondary objective.
Cap Value Fund
---------------------------- --------------------------------------------------------------------------
American Century VP Ultra    Seeks long-term capital growth by investing in common stocks considered
Fund                         by management to have better-than-average prospects for appreciation.
---------------------------- --------------------------------------------------------------------------

Add as new portfolios and objectives:
-------------------------------------------------------------------------------------------------------
Goldman Sachs Variable Insurance Trust
---------------------------- --------------------------------------------------------------------------
Goldman Sachs VIT CORESM     Long-term growth of capital.
Small Cap Fund
---------------------------- --------------------------------------------------------------------------
Goldman Sachs VIT Growth     Long-term growth of capital and growth of income.
and Income Fund
---------------------------- --------------------------------------------------------------------------
Goldman Sachs VIT MidCap     Long-term capital appreciation.
Value Fund
---------------------------- --------------------------------------------------------------------------

Add as new portfolios and objectives:
-------------------------------------------------------------------------------------------------------
Neuberger Berman
---------------------------- --------------------------------------------------------------------------
Neuberger Berman AMT         Seeks long-term capital growth.  The portfolio manager also may consider
Fasciano Portfolio           a company's potential for current income prior to selecting it for the fund.
---------------------------- --------------------------------------------------------------------------
Neuberger Berman AMT         Seeks growth of capital.
MidCap Growth Portfolio
---------------------------- --------------------------------------------------------------------------
Neuberger Berman AMT         Seeks growth of capital.
Regency Portfolio
---------------------------- --------------------------------------------------------------------------

Add as new portfolios and objectives:
-------------------------------------------------------------------------------------------------------
PIMCO Advisors VIT
---------------------------- --------------------------------------------------------------------------
PIMCO Advisors VIT OpCap     Invests at least 80% of its net assets, plus the amount of any
Small Cap Portfolio          borrowings for investment purposes, in equity securities of companies with market capitalizations under $2 billion at the time of purchase that the investment adviser believes are undervalued in the marketplace.
---------------------------- --------------------------------------------------------------------------
PIMCO Advisors VIT PEA       Invests generally in equity securities of companies with market
Renaissance Portfolio        capitalizations of $1 billion to $10 billion that the investment adviser or the sub-adviser believes are undervalued relative to their industry group and whose business fundamentals are expected to improve, although it may invest in companies in any capitalization range.
---------------------------- --------------------------------------------------------------------------

Add under Rydex Variable Trust:
---------------------------- --------------------------------------------------------------------------
Rydex VT U.S. Government     Seeks to provide investment results that correspond to a benchmark for
Bond Fund                    U.S. Government securities.  The Fund's current benchmark is 120% of the price movement of the Long Treasury Bond.
---------------------------- --------------------------------------------------------------------------

On page 22, add the following advisor information, which is located just under the portfolios and the objectives:

     o Goldman Sachs Asset Management, L.P. serves as an investment adviser to the Goldman Sachs Variable Insurance Trust.

     o Neuberger Berman Management, Inc. manages the Neuberger Berman AMT Portfolios.

     o    OpCap Advisors LLC serves as the advisor to PIMCO Advisors VIT.